Cover	Jun. 03, 2024
Cover [Abstract]
Entity Registrant Name	P2 SOLAR, INC.
Entity Central Index Key	0001172069
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 03, 2024
Entity Ex Transition Period	true
Entity File Number	333-91190
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	98-0234680
Entity Address Address Line 1	13718 91 Avenue
Entity Address Address Line 2	Surrey
Entity Address City Or Town	British Columbia
Entity Address Postal Zip Code	V3V 7X1
City Area Code	778
Local Phone Number	321-0047
Entity Address Country	CA
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false